CHANGES IN OR ADOPTION OF ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Assets
Property and equipment, net	$ 49,456	$ 49,243	[1]	$ 42,972	[1]	$ 4,063
Liabilities
Current portion of long-term debt	381	1,213		135
Long-term debt, net	13,914	14,004		371
Equity
Accumulated Deficit	$ (101,103)	$ (94,384)	[1]	$ (72,474)	[1]
Original
Assets
Property and equipment, net						4,063
Liabilities
Current portion of long-term debt						147
Long-term debt, net						389
Equity
Accumulated Deficit						(20,201)
Total						23,728
Effects of adoption of lease accounting
Assets
Property and equipment, net						23,594
Liabilities
Current portion of long-term debt						1,492
Long-term debt, net						22,948
Equity
Accumulated Deficit						(847)
Total						0
Total Effects of Adoption
Assets
Property and equipment, net						23,594
Liabilities
Current portion of long-term debt						1,492
Long-term debt, net						22,948
Equity
Accumulated Deficit						(847)
Total						0
With effect of least accounting standard update
Assets
Property and equipment, net						27,656
Liabilities
Current portion of long-term debt						1,639
Long-term debt, net						23,337
Equity
Accumulated Deficit						(21,047)
Total						$ 23,728

[1]	Restated